Note 11 - Commitments and Contingencies: License Agreement (Policies)	3 Months Ended
Mar. 31, 2015
Policies
License Agreement

License Agreement

As part of our patent dispute settlement with VDF, on January 28, 2014 we entered into a coffee fruit patent license, Coffeeberry® trademark license and raw materials supply agreement (the "License Agreement") with VDF.